Income taxes	12 Months Ended
Dec. 31, 2017
Income taxes
Income taxes

11) Income taxes

Accounting policies

Income taxes disclosed in the statement of income include the current tax expenses (or income) and the deferred tax expenses (or income).

The expense (or income) of current tax is the estimated amount of the tax due for the taxable income of the period.

The Group uses the method whereby deferred income taxes are recorded based on the temporary differences between the carrying amounts of assets and liabilities recorded in the balance sheet and their tax bases, and on carry-forwards of unused tax losses and tax credits.

Deferred tax assets and liabilities are measured using the tax rates that have been enacted or substantially enacted at the balance sheet date. The tax rates used depend on the timing of reversals of temporary differences, tax losses and other tax credits. The effect of a change in tax rate is recognized either in the Consolidated Statement of Income or in shareholders’ equity depending on the item it relates to.

Deferred tax resulting from temporary differences between the carrying amounts of equity-method investments and their tax bases are recognized. The deferred tax calculation is based on the expected future tax effect (dividend distribution rate or tax rate on capital gains).

Income taxes are detailed as follows:

For the year ended December 31,
(M$)	2017	2016	2015
Current income taxes	(3,416)	(2,911)	(4,552)
Deferred income taxes	387	1,941	2,899
Total income taxes	(3,029)	(970)	(1,653)

Before netting deferred tax assets and liabilities by fiscal entity, the components of deferred tax balances are as follows:

As of December 31,
(M$)	2017	2016	2015
Net operating losses and tax carry forwards	3,014	3,267	3,100
Employee benefits	1,153	1,257	1,251
Other temporary non-deductible provisions	6,344	5,862	6,279
Differences in depreciations	(13,387)	(14,952)	(17,213)
Other temporary tax deductions	(2,746)	(2,126)	(1,795)
Net deferred tax liability	(5,622)	(6,692)	(8,378)

The reserves of TOTAL subsidiaries that would be taxable if distributed but for which no distribution is planned, and for which no deferred tax liability has therefore been recognized, totaled $10,738 million as of December 31, 2017.

Deferred tax assets not recognized as of December 31, 2017 amount to $2,900 million as their future recovery was not regarded as probable given the expected results of the entities; in particular in the Exploration & Production segment, when the affiliate or the field concerned is in its exploration phase, the net operating losses created during this phase will be useable only if a final investment and development decision is made, accordingly, the time limit for the utilization of those net operating losses is not known.

Deferred tax assets not recognized relate notably to France for an amount of $479 million, to Australia for an amount of $423 million, to Nigeria for an amount of $303 million and to Canada for an amount of $241 million.

After netting deferred tax assets and liabilities by fiscal entity, deferred taxes are presented on the balance sheet as follows:

As of December 31,
(M$)	2017	2016	2015
Deferred tax assets, non-current	5,206	4,368	3,982
Deferred tax liabilities, non-current	(10,828)	(11,060)	(12,360)
Net amount	(5,622)	(6,692)	(8,378)

The net deferred tax variation in the balance sheet is analyzed as follows:

As of December 31,
(M$)	2017	2016	2015
Opening balance	(6,692)	(8,378)	(10,731)
Deferred tax on income	387	1,941	2,899
Deferred tax on shareholders’ equity (a)	(490)	(21)	(225)
Changes in scope of consolidation (b)	1,154	(370)	(552)
Currency translation adjustment	19	136	231
Closing balance	(5,622)	(6,692)	(8,378)

(a)

This amount includes mainly deferred taxes on actuarial gains and losses, current income taxes and deferred taxes for changes in fair value of listed securities classified as financial assets available for sale, as well as deferred taxes related to the cash flow hedge (see Note 9 to the Consolidated Financial Statements).

(b)	Changes in scope of consolidation include, as of December 31, 2017 the impact of reclassifications in assets and liabilities classified as held for sale for $1,063 million.

Reconciliation between provision for income taxes and pre-tax income:

For the year ended December 31,
(M$)	2017	2016	2015
Consolidated net income	8,299	6,206	4,786
Provision for income taxes	3,029	970	1,653
Pre-tax income	11,328	7,176	6,439
French statutory tax rate	44.43%	34.43%	38.00%
Theoretical tax charge	(5,033)	(2,471)	(2,447)
Difference between French and foreign income tax rates	(633)	5	(6)
Tax effect of equity in income (loss) of affiliates	888	761	897
Permanent differences	1,491	(76)	(371)
Adjustments on prior years income taxes	(91)	54	100
Adjustments on deferred tax related to changes in tax rates	(309)	234	483
Changes in valuation allowance of deferred tax assets	658	523	(309)
Net provision for income taxes	(3,029)	(970)	(1,653)

The French statutory tax rate includes the standard corporate tax rate (33.33%), additional and exceptional applicable taxes that bring the overall tax rate to 44.43% (versus 34.43% in 2016 and 38% in 2015).

Permanent differences are mainly due to impairment of goodwill and to dividends from non-consolidated companies as well as the specific taxation rules applicable to certain activities.

Net operating losses and carried forward tax credits

Deferred tax assets related to carried forward tax credits on net operating losses expire in the following years:

As of December 31,
(M$)	2017	2016	2015
2016	—	—	175
2017	—	130	114
2018	75	109	56
2019	64	60	—
2020(a)	60	—	850
2021(b)	24	1,154	—
2022 and after	1,330	—	—
Unlimited	1,461	1,814	1,905
Total	3,014	3,267	3,100

(a)	2020 and after for 2015.
(b)	2021 and after for 2016.

As of December 31, 2017 the schedule of deferred tax assets related to carried forward tax credits on net operating losses for the main countries is as follows:

	Tax
As of December 31, 2017
(M$)	Canada	Australia	France	United States	Netherlands
2018	—	—	—	—	—
2019	—	—	—	—	—
2020	—	—	—	—	—
2021	—	—	—	—	—
2022 and after	708	—	—	340	219
Unlimited	90	515	498	—	—
Total	798	515	498	340	219